OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Expenses
	December 31,
	2012	2011

Payroll and related expenses	$13,570	$12,157
Income taxes including the provision for uncertain tax positions	740	2,699
Professional services	1,497	2,309
Warranties	5,389	6,459
VAT, sales and consumption taxes	1,462	1,750
Commissions (external)	473	2,447
Royalties	1,363	1,156
Restructuring costs	206	560
Fair value of financial derivatives	461	1,212
Accrued expenses	11,210	6,581

	$36,371	$37,330